FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION INPUTS ON RECURRING BASIS

The following table provides the financial liabilities measured on a recurring basis and reported at fair value on the balance sheet as of December 31, 2023 and 2022, and indicates the fair value of the valuation inputs the Company utilized to determine such fair value of warrant liabilities, derivative liability, and investment options:

	Level	December 31, 2023	December 31, 2022
Warrant liabilities - January 2021 Warrants	3	$4	$81
Warrant liabilities - February 2021 Warrants	3	4	79
Warrant liabilities - February 2022 Warrants	3	25,462	185,055
Fair value of warrant liability		$25,470	$185,215

	Level	December 31, 2023	December 31, 2022
Derivative liability - May 2022	3	$—	$727,000
Fair value of derivative liability		$—	$727,000

	Level	December 31, 2023	December 31, 2022
Wainwright investment options	3	$23,608	$44,904
RD investment options	3	—	302,289
PIPE investment options	3	—	503,815
Fair value of investment option liability		$23,608	$851,008

Initial Measurement [Member]
SCHEDULE OF BLACK SCHOLES VALUATION MODELS OF WARRANT LIABILITIES AND INVESTMENT OPTIONS

The Company established the initial fair value of its warrant liabilities at the respective dates of issuance. The Company used a Black Scholes valuation model in order to determine their value. The key inputs into the Black Scholes valuation model for the initial valuations of the warrant liabilities are below:

	February 2022 Warrants	February 2022 Post-Modification Warrants (See Note 7)
	February 15, 2022	July 26, 2022
Term (years)	5.0	5.5
Stock price	$236.25	$94.95
Exercise price	$412.50	$116.70
Dividend yield	—%	—%
Expected volatility	74.1%	80.0%
Risk free interest rate	1.9%	2.9%

Number of warrants	30,667	8,134
Value (per share)	$120.00	$61.05

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company established the initial fair value of its derivative liability at the respective date of issuance. The Company used a Weighted Expected Return valuation model in order to determine their value. The key inputs into the Weighted Expected Return valuation model for the initial valuations of the warrant liabilities are below:

May 2022 Derivative Liability
May 5, 2022
Principal	$1,000,000
Dividend rate	5.0%
Market rate	4.4%

The Company established the initial fair value of its investment options at the respective dates of issuance. The Company used a Black Scholes valuation model in order to determine their value. The key inputs into the Black Scholes valuation model for the initial valuations of the investment options are below:

	Wainwright Options	RD Options	PIPE Options
	July 26, 2022	July 26, 2022	July 26, 2022
Term (years)	5.0	5.5	5.5
Stock price	$94.95	$94.95	$94.95
Exercise price	$150.00	$116.70	$116.70
Dividend yield	—%	—%	—%
Expected volatility	80.0%	80.0%	80.0%
Risk free interest rate	2.9%	2.9%	2.9%

Number of investment options	4,667	25,000	41,667
Value (per share)	$54.00	$61.05	$61.05

Subsequent Measurement [Member]
SCHEDULE OF BLACK SCHOLES VALUATION MODELS OF WARRANT LIABILITIES AND INVESTMENT OPTIONS

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the warrant liabilities as of December 31, 2023 are below:

	January 2021 Warrants	February 2021 Warrants	February 2022 Warrants Unmodified
Term (years)	2.0	2.1	3.1
Stock price	$19.50	$19.50	$19.50
Exercise price	$3,712.50	$3,675.00	$412.50
Dividend yield	—%	—%	—%
Expected volatility	89.0%	88.0%	87.0%
Risk free interest rate	4.20%	4.20%	4.00%

Number of warrants	2,429	2,286	22,534
Value (per share)	$0.00	$0.00	$1.20

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the investment options as of December 31, 2023 are below:

H.C. Wainwright & Co., LLC Options
Term (years)	3.6
Stock price	$19.50
Exercise price	$150.00
Dividend yield	—%
Expected volatility	94.0%
Risk free interest rate	4.00%

Number of investment options	4,667
Value (per share)	$5.10

SCHEDULE OF FAIR VALUE OF WARRANT LIABILITIES AND DERIVATIVE LIABILITY AND INVESTMENT OPTIONS

The following table presents the changes in fair value of the warrant liabilities, derivative liability, and investment options that are classified as Level 3:

Total Warrant Liabilities
Fair value as of December 31, 2021	$653,674
Issuance of February 2022 warrants	3,595,420
Change in fair value due to modification of February 2022 warrants as part of July 2022 raise	251,357
Change in fair value	(4,315,236)
Fair value as of December 31, 2022	$185,215
Change in fair value	(94,396)
Exercise of warrants	(65,349)
Fair value as of December 31, 2023	$25,470

Total Derivative Liability
Fair value as of December 31, 2021	$—
Issuance of May 2022 convertible preferred stock	402,000
Change in fair value	325,000
Fair value as of December 31, 2022	$727,000
Change in fair value arising from redemption of Akos Series A Preferred Stock - See Note 8	(727,000)
Fair value of derivative liability as of December 31, 2023	$—

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Total Investment Options
Fair value as of December 31, 2021	$—
Issuance of July 2022 investment options	4,323,734
Change in fair value	(3,472,726)
Fair value as of December 31, 2022	$851,008
Change in fair value	(208,752)
Exercise of investment options	(618,648)
Fair value of investment option liability as of December 31, 2023	$23,608